Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Stockholders' Equity (Deficit)

Note 10 - Stockholders’ Equity (Deficit)

A.	Common Stock

The Parent Company has authorized 250,000,000 shares of Common Stock. As of December 31, 2020 there were 53,586,023 shares of Common Stock issued and outstanding. As a result of the Reverse Acquisition, the equity structure of IR. Med Ltd. was retroactively adjusted using the exchange ratio established pursuant to the Stock Exchange Agreement to reflect the capital of the legal entity (the Parent Company). The retroactively adjusted number of shares as of December 31, 2019 was equivalent to 30,185,183 shares of Common Stock of IR-Med Inc.

Each share of IR-Med Inc.´s common stock is entitled to one vote and all shares rank equally as to voting and other matters.

Dividends may be declared and paid on the common stock from funds legally available therefor, if, as and when determined by the Board of Directors.

B.	Financing rounds

(i) During October and December 2019, IR. Med Ltd. signed investment agreements according to which the Company issued 149,799 shares of common stock for a total consideration of approximately USD 300 thousand.

(ii) During July 2020, the Company signed two investment agreements according to which the Company issued 39,946 Ordinary shares of common stock for a total consideration of USD 81 thousand.

(iii) On July 16, 2020, the Parent Company signed a private placement agreement (hereinafter: the “July 2020 Private Placement Agreement”) with an investor (hereinafter: the “Investor”) in a total consideration of $50,000. According to the July 2020 Private Placement Agreement, the Parent Company shall issue to the Investor 217,391 units of its securities (hereinafter: “Unit” and collectively the “Units”) at a price per Unit of $0.23. Each Unit is comprised of one share of IR-Med Inc.’s common stock and one warrant to purchase an additional share of IR-Med Inc.’s common stock, exercisable for a three year period from the date of issuance at a per share exercise price of $0.64.

(iv) In connection with the Reverse Acquisition, the Parent Company signed another private placement agreement (hereinafter: the “November 2020 Private Placement”) with existing and new investors (hereinafter: the “Investors”) in a total consideration of $2,144,908, net of issuance cost of $161,092. According to the November 2020 Private Placement Agreement, subject to the closing of the Reverse Acquisition, the Parent Company shall issue to the Investors 3,603,125 units of its securities (hereinafter: “Unit” and collectively the “Units”) at a price per Unit of $0.64. Each Unit is comprised of two shares of IR-Med Inc.’s common stock and one warrant to purchase an additional share of IR-Med Inc.’s common stock, exercisable for a three year period from the date of issuance at a per share exercise price of $0.64, subject to certain limited adjustments.

Following the closing of the Reverse Acquisition, on December 24, 2020, the Parent Company had issued the Investors 7,206,250 common stock at a par value of $0.001 per share and 3,603,125 warrants (hereinafter: the “November 2020 Private Placement Warrant”).

(v) As of April, 2021, the Company raised in the aggregate an additional $3,525,000 in gross proceeds. According to the agreements, the Company shall issue to the Investors 5,507,813 units of its securities (hereinafter: “Unit” and collectively the “Units”) at a price per Unit of $0.64. Each Unit is comprised of two shares of IR-Med Inc.’s common stock and one warrant to purchase an additional share of IR-Med Inc.’s common stock, exercisable for a three year period from the date of issuance at a per share exercise price of $0.64, subject to certain limited adjustments.

C.	Share-based compensation

On December 23, 2020 the Group’s board of directors approved and the shareholders adopted a share based compensation plan (“2020 Incentive Stock Plan”) for future grants by the Parent Company.

As of December 31, 2020 no equity awards were granted by the Parent Company.

Accordingly, no expense was recorded in 2020 and 2019.